ENTITY-WIDE DISCLOSURE (Schedule of Long-Lived Assets by Geographical Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 48,595	$ 46,571	$ 51,501
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	13,773	11,569	10,231
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 34,822	$ 35,002	$ 41,270